Additional Stock Option Transactions (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Shares	3,686,628	2,607,446	3,698,019	2,757,474	2,677,474	2,741,985	2,225,778	1,959,726
Outstanding, Weighted Average Exercise Price	$ 3.16	$ 3.88	$ 3.17	$ 4.11	$ 3.98	$ 3.81	$ 2.14	$ 1.80
Outstanding, Weighted Average Contractual Term	6 years 6 months 29 days	6 years 1 month 21 days
Outstanding, Aggregate Intrinsic Value	$ 2,404
Exercisable, Shares	2,386,634	2,058,585				1,722,281	1,427,649
Exercisable, Weighted Average Exercise Price	$ 2.94	$ 2.74				$ 1.88	$ 1.70
Exercisable, Weighted Average Contractual Term	5 years 3 months 15 days	5 years 6 months 15 days
Exercisable, Aggregate Intrinsic Value	1,524
Expected to vest, Shares	941,265	532,303
Expected to vest, Weighted Average Exercise Price	$ 4.06	$ 8.28
Expected to vest, Weighted Average Contractual Term	8 years 10 months 2 days	8 years 5 months 1 day
Expected to vest, Aggregate Intrinsic Value	$ 575